Note 3 - Selling, General and Administrative Expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Services and fees	$ 153,773	$ 128,090	$ 132,301
Labor cost	481,854	470,928	443,338
Depreciation of property, plant and equipment	18,524	16,968	17,979
Selling, general and administrative expenses, amortization of intangible assets	41,967	206,672	188,550
Depreciation of right-of-use assets	15,564
Commissions, freight and other selling expenses	441,442	491,555	339,759
Provisions for contingencies	28,565	23,498	17,664
Allowances for doubtful accounts	(16,256)	1,751	(5,421)
Taxes	110,876	71,110	56,826
Other	89,665	99,404	81,061
Selling, general and administrative expenses including discontinued operations	1,365,974	1,509,976	1,272,057
From discontinued operations			(2,041)
Total selling, general and administrative expense	$ 1,365,974	$ 1,509,976	$ 1,270,016